Other Non-Current Assets - Schedule of Other Non-Current Assets (Details)	Jun. 30, 2025 CNY (¥)	Jun. 30, 2025 USD ($)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)
Schedule of Other Non-Current Assets [Abstract]
Account receivables of collaborative arrangement- non-current			¥ 1,811,146		¥ 622,347
Prepayments and other receivables due from YJW and KeKe – non-current			54,508,401		36,004,491
Receivables of supplier rebates-non-current					401,210
Prepaid consideration for potential acquisitions					4,031,676
Long-term deposits					2,090,405
Total	¥ 78,746,814	$ 10,992,631	¥ 56,319,547	$ 7,715,746	¥ 43,150,129